GUARANTOR SUBSIDIARIES - Condensed Consolidating Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Predecessor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor	Dec. 31, 2010 Predecessor	Sep. 07, 2012 Predecessor Parent Company (Guarantor)	Dec. 30, 2011 Predecessor Parent Company (Guarantor)	Dec. 31, 2010 Predecessor Parent Company (Guarantor)	Sep. 07, 2012 Predecessor Subsidiary Issuer	Dec. 30, 2011 Predecessor Subsidiary Issuer	Dec. 31, 2010 Predecessor Subsidiary Issuer	Sep. 07, 2012 Predecessor Guarantor Subsidiaries	Dec. 30, 2011 Predecessor Guarantor Subsidiaries	Dec. 31, 2010 Predecessor Guarantor Subsidiaries	Sep. 07, 2012 Predecessor Consolidating Adjustments	Dec. 30, 2011 Predecessor Consolidating Adjustments	Dec. 31, 2010 Predecessor Consolidating Adjustments	Dec. 27, 2013 Successor	Dec. 28, 2012 Successor	Sep. 07, 2012 Successor	Dec. 27, 2013 Successor Parent Company (Guarantor)	Dec. 28, 2012 Successor Parent Company (Guarantor)	Sep. 07, 2012 Successor Parent Company (Guarantor)	Dec. 27, 2013 Successor Subsidiary Issuer	Dec. 28, 2012 Successor Subsidiary Issuer	Sep. 07, 2012 Successor Subsidiary Issuer	Dec. 27, 2013 Successor Guarantor Subsidiaries	Dec. 28, 2012 Successor Guarantor Subsidiaries	Sep. 07, 2012 Successor Guarantor Subsidiaries	Dec. 27, 2013 Successor Consolidating Adjustments	Dec. 28, 2012 Successor Consolidating Adjustments	Sep. 07, 2012 Successor Consolidating Adjustments
Current Assets:
Cash and cash equivalents		$ 107,602	$ 97,099	$ 86,981	$ 0	$ 0	$ 0	$ 107,527	$ 97,061	$ 86,919	$ 75	$ 38	$ 62	$ 0	$ 0	$ 0	$ 7,724	$ 17,505	$ 107,602	$ 242	$ 1,455	$ 0	$ 6,516	$ 13,803	$ 107,527	$ 966	$ 2,247	$ 75	$ 0	$ 0	$ 0
Accounts receivable - trade, net																	163,798	157,487		0	0		138,308	134,269		25,490	23,218		0	0
Inventories																	276,341	249,551		0	0		246,666	225,829		29,675	23,722		0	0
Other Receivables																		0			18,384			4,878			0			(23,262)
Intercompany receivable																	0			0			1,493			4,619			(6,112)
Other current assets																	69,678	67,030		52,331	38,104		50,342	24,297		5,846	4,799		(38,841)	(170)
Total current assets																	517,541	491,573		52,573	57,943		443,325	403,076		66,596	53,986		(44,953)	(23,432)
Property and equipment, net																	58,665	61,747		0	0		54,737	56,926		3,928	4,821		0	0
Goodwill	344,478	346,025	344,478	341,168													486,439	486,439	0	0	0		346,025	346,025		19,053	19,054		121,361	121,360
Other intangible assets, net																	445,046	476,888		14,223	16,070		125,998	135,038		32,189	32,600		272,636	293,180
Investment in subsidiaries																	0	0		777,137	787,338		106,958	99,321		0	0		(884,095)	(886,659)
Other assets																	10,042	9,586		0	0		2,497	2,174		7,545	7,412		0	0
Total assets																	1,517,733	1,526,233		843,933	861,351		1,079,540	1,042,560		129,311	117,873		(535,051)	(495,551)
Current Liabilities:
Accounts payable																	123,915	113,603		0	0		107,516	106,051		16,399	7,552		0	0
Accrued expenses and other current liabilities																	89,694	67,706		17,203	33,999		108,607	32,408		5,182	4,950		(41,298)	(3,651)
Intercompany payable																	0	0		1,493	0		4,619	18,384		0	4,878		(6,112)	(23,262)
Current portion of capital leases																	231	521		0	0		231	521		0	0		0	0
Total current liabilities																	213,840	181,830		18,696	33,999		220,973	157,364		21,581	17,380		(47,410)	(26,913)
Long-Term Liabilities:
Total debt																	798,357	814,220		365,000	365,000		415,010	427,726		0	0		18,347	21,494
Other liabilities																	148,683	172,713		103,384	104,882		44,527	69,011		772	1,172		0	(2,352)
Total liabilities																	1,160,880	1,168,763		487,080	503,881		680,510	654,101		22,353	18,552		(29,063)	(7,771)
Stockholders' equity		547,772	514,445	496,232													356,853	357,470	0	356,853	357,470		399,030	388,459		106,958	99,321		(505,988)	(487,780)
Total liabilities and stockholders' equity																	$ 1,517,733	$ 1,526,233		$ 843,933	$ 861,351		$ 1,079,540	$ 1,042,560		$ 129,311	$ 117,873		$ (535,051)	$ (495,551)